NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of non-controlling interests [Abstract]
Schedule of Non-controlling Interests

The continuity of non-controlling interests is summarized as follows:

	Henan	Henan		Guangdong
	Found	Huawei	Yunxiang	Found	SX Gold	Total
Balance, April 1, 2017	$53,812	$4,084	$3,664	$(2,848)	$(3,898)	$54,814
Share of net income (loss)	10,230	1,313	(374)	341	392	11,902
Share of other comprehensive income (loss)	4,476	512	242	(38)	(48)	5,144
Distributions	(2,917)	-	-	-	-	(2,917)
Balance, March 31, 2018	$65,601	$5,909	$3,532	$(2,545)	$(3,554)	$68,943
Share of net income (loss)	9,992	892	(365)	352	1,452	12,323
Share of other comprehensive (loss) income	(3,687)	(204)	(150)	954	23	(3,064)
Distributions	(11,565)	(1,694)	-	-	-	(13,259)
Acquisition of non-controlling interest	-	-	-	1,794	-	1,794
Disposition upon wound-up of a subsidiary	-	-	-	(1,002)	-	(1,002)
Balance, March 31, 2019	$60,341	$4,903	$3,017	$(447)	$(2,079)	$65,735